Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Change in unrealized gain (losses) on securities available for sale, taxes	$ (3,364)	$ 969	$ (908)
Change in unrealized gain (losses) on derivatives, taxes	$ 71	$ 151	$ (181)
Preferred stock dividend, rate	5.00%	5.00%	5.00%
Common stock dividends per share	$ 0.2	$ 0.4	$ 0.48
Common stock issuance price per share		$ 8.55
Common stock issuance, treasury stock shares used for issuance		112,639
Common stock issuance, treasury stock average cost per share		$ 12.6